ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES
ORDINARY SHARES

13.  ORDINARY SHARES

In June 2014, the Company issued in aggregate 10,120,000 ADSs, representing 506,000,000 ordinary shares, in a registered offering. The net proceeds from the offering was $106,177,882, after deducting underwriting discounts and commissions and other issuance costs of $5,142,118.

In October 2014, the Company issued in aggregate 2,504,000 ADSs, representing 125,200,000 ordinary shares, in a registered offering. The net proceeds from the offering was $26,235,928, after deducting underwriting discounts and commissions and other issuance costs of $3,186,072.